Unconsolidated Structured Entity - Summary Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Structured financing
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		₩ 114,891,212	₩ 110,862,054
Assets recognised in entity's financial statements in relation to structured entities		11,593,952	8,943,070
Liabilities recognised in entity's financial statements in relation to structured entities		2,207,330	1,599,492
Maximum exposure	[1]	14,264,299	11,566,135
Assets held	[1]	11,593,952	8,943,070
Purchase and investment commitments	[1]	471,052	227,098
Unused credit	[1]	1,406,447	1,380,348
Acceptances and guarantees and loan commitments	[1]	₩ 792,848	₩ 1,015,619
Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 98,771	₩ 105,637
Structured financing | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,487,358	8,829,758
Structured financing | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities			1,012
Structured financing | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		7,823	6,663
Structured financing | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,202,888	1,596,011
Structured financing | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities			437
Structured financing | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		4,442	3,044
Investment funds
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		593,418,756	455,292,775
Assets recognised in entity's financial statements in relation to structured entities		16,554,046	14,269,417
Liabilities recognised in entity's financial statements in relation to structured entities		53,252	43,401
Maximum exposure	[1]	22,692,684	20,571,005
Assets held	[1]	16,554,046	14,269,417
Purchase and investment commitments	[1]	6,138,638	6,301,588
Unused credit	[1]	0	0
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Investments / loans and Investment agreements	Investments /loans and investment agreements
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 15,553,522	₩ 13,462,390
Investment funds | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		580,121	469,777
Investment funds | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		418,484	335,746
Investment funds | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,919	1,504
Investment funds | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		52,921	41,288
Investment funds | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		288	2,102
Investment funds | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		43	11
Trusts
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		4,893,076	5,516,039
Assets recognised in entity's financial statements in relation to structured entities		806,324	704,242
Liabilities recognised in entity's financial statements in relation to structured entities		57	0
Maximum exposure	[1]	853,246	857,058
Assets held	[1]	806,324	704,242
Purchase and investment commitments	[1]	10,250	144,269
Unused credit	[1]	36,672	8,547
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 7,249	₩ 298,169
Trusts | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		112,867	163,220
Trusts | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		686,208	242,853
Trusts | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		57
Asset-backed securitization and others
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		142,477,227	144,018,286
Assets recognised in entity's financial statements in relation to structured entities		18,249,674	14,503,522
Liabilities recognised in entity's financial statements in relation to structured entities		361,500	274,764
Maximum exposure	[1]	24,455,842	21,363,257
Assets held	[1]	18,249,674	14,503,522
Purchase and investment commitments	[1]	1,183,800	678,564
Unused credit	[1]	5,006,963	6,161,171
Acceptances and guarantees and loan commitments	[1]	₩ 15,405	₩ 20,000
Methods of determining the maximum exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 4,895,929	₩ 3,566,948
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		2,959,032	3,037,020
Asset-backed securitization and others | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		10,382,744	7,893,604
Asset-backed securitization and others | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,969	5,950
Asset-backed securitization and others | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		359,418	219,641
Asset-backed securitization and others | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		0	698
Asset-backed securitization and others | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,082	54,425
Nature
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		855,680,271	715,689,154
Assets recognised in entity's financial statements in relation to structured entities		47,203,996	38,420,251
Liabilities recognised in entity's financial statements in relation to structured entities		2,622,139	1,917,657
Maximum exposure	[1]	62,266,071	54,357,455
Assets held	[1]	47,203,996	38,420,251
Purchase and investment commitments	[1]	7,803,740	7,351,519
Unused credit	[1]	6,450,082	7,550,066
Acceptances and guarantees and loan commitments	[1]	₩ 808,253	₩ 1,035,619
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 20,555,471	₩ 17,433,144
Nature | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		15,139,378	12,499,775
Nature | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		10,382,744	7,894,616
Nature | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		418,484	335,746
Nature | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		707,919	256,970
Nature | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,615,227	1,856,940
Nature | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		288	3,237
Nature | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		₩ 6,624	₩ 57,480

[1]	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.